Exhibit 99.1

Nissan Auto Receivables 2015-C Owner Trust

Servicer’s Certificate

Collection Period	31-Oct-18	30/360 Days	30	Collection Period Start	1-Oct-18
Distribution Date	15-Nov-18	Actual/360 Days	31	Collection Period End	31-Oct-18
				Prior Month Settlement Date	15-Oct-18
				Current Month Settlement Date	15-Nov-18

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,281,676,549.07	267,799,883.94	249,587,935.92	0.202915
Yield Supplement Overcollaterization		51,665,723.63	5,286,277.25	4,744,109.68
Total Adjusted Portfolio		1,230,010,825.44	262,513,606.69	244,843,826.24
Total Adjusted Securities		1,230,010,825.44	262,513,606.69	244,843,826.24	0.199058
Class A-1 Notes	0.40000%	260,000,000.00	0.00	0.00	0.000000
Class A-2a Notes	0.87000%	360,000,000.00	0.00	0.00	0.000000
Class A-2b Notes	2.62950%	100,000,000.00	0.00	0.00	0.000000
Class A-3 Notes	1.37000%	354,000,000.00	106,502,781.25	88,833,000.80	0.250941
Class A-4 Notes	1.67000%	106,810,000.00	106,810,000.00	106,810,000.00	1.000000
Certificates	0.00000%	49,200,825.44	49,200,825.44	49,200,825.44	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	0.00	0.00	—	—
Class A-2b Notes	0.00	0.00	—	—
Class A-3 Notes	17,669,780.45	121,590.68	49.9146340	0.3434765
Class A-4 Notes	0.00	148,643.92	—	1.3916667
Certificates	0.00	0.00	—	—

Total Securities	17,669,780.45	270,234.60

I. COLLECTIONS
Interest:
Interest Collections				541,868.14
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				541,868.14
Principal:
Principal Collections				17,918,341.31
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				17,918,341.31
Recoveries of Defaulted Receivables				164,300.32
Servicer Advances				15,764.64

Total Collections				18,640,274.41

II. COLLATERAL POOL BALANCE DATA
			Number	Amount
Adjusted Pool Balance - Beginning of Period			31,445	262,513,606.69
Total Principal Payment				17,669,780.45

			30,573	244,843,826.24

Nissan Auto Receivables 2015-C Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	18,640,274.41
Reserve Account Draw	0.00
Total Available for Distribution	18,640,274.41
1. Reimbursement of Advance	42,237.89
2. Servicing Fee:
Servicing Fee Due	223,166.57
Servicing Fee Paid	223,166.57
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	121,590.68
Class A-3 Notes Monthly Interest Paid	121,590.68
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	148,643.92
Class A-4 Notes Monthly Interest Paid	148,643.92
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2015-C Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		270,234.60
Total Note Monthly Interest Paid		270,234.60
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		18,104,635.35
4. Total Monthly Principal Paid on the Notes		17,669,780.45
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		17,669,780.45
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		434,854.90
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Seller		434,854.90

V. RESERVE ACCOUNT

Initial Reserve Account Amount		3,075,027.06
Required Reserve Account Amount		3,075,027.06
Beginning Reserve Account Balance		3,075,027.06
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		3,075,027.06
Required Reserve Account Amount for Next Period		3,075,027.06

VI. POOL STATISTICS

Weighted Average Coupon		2.33%
Weighted Average Remaining Maturity		23.93

	Amount	Number
Principal on Defaulted Receivables	293,606.71	29
Principal Recoveries of Defaulted Receivables	164,300.32

Monthly Net Losses	129,306.39
Pool Balance at Beginning of Collection Period	267,799,883.94
Net Loss Ratio for Third Preceding Collection Period	-0.29%
Net Loss Ratio for Second Preceding Collection Period	-0.01%
Net Loss Ratio for Preceding Collection Period	0.67%
Net Loss Ratio for Current Collection Period	0.58%
Four-Month Average Net Loss Ratio	0.24%
Cumulative Net Losses for all Periods	8,403,894.00

Nissan Auto Receivables 2015-C Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	2,098,615.18	192	0.84%
61-90 Days Delinquent	389,693.87	39	0.16%
91-120 Days Delinquent	99,761.38	12	0.04%
More than 120 Days	21,077.62	1	0.01%

Total 31+ Days Delinquent Receivables:	2,609,148.05	244	1.05%

61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.26%	0.22%
Delinquency Ratio for Second Preceding Collection Period	0.24%	0.18%
Delinquency Ratio for Preceding Collection Period	0.23%	0.17%
Delinquency Ratio for Current Collection Period	0.20%	0.17%
Four-Month Average Delinquency Ratio	0.23%	0.19%

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap Termination Payments, if any, due to the currency Swap Counterparty under the currency Swap Agreement.			NO

2. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

3. Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or payments during the Collection Period?			NO

4. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?			NO

5. Has there been an issuance of notes or other securities backed by the Receivables?			NO

6. Has there been a material change in the underwriting, origination or acquisition of Receivables?			NO